Federated Hermes Treasury Obligations Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Management Shares [Member] | Federated Hermes Treasury Obligations Fund | CMS
Prospectus [Line Items]
Annual Return [Percent]	3.64%	4.61%